FAIR VALUES - Assets and Liabilities at Amortized Cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Fair value measurement
Financial liabilities at amortised cost	$ 6,086,475	$ 14,317,445
Carrying value [member]
Financial Assets
Financial assets at amortised cost	119,075,084	179,817,414
Fair value measurement
Financial liabilities at amortised cost	109,670,781	176,867,893
Carrying value [member] | Deposits [member]
Fair value measurement
Financial liabilities at amortised cost	89,008,177	145,996,201
Carrying value [member] | Repo transactions
Fair value measurement
Financial liabilities at amortised cost	319,817
Carrying value [member] | Other financial liabilities
Fair value measurement
Financial liabilities at amortised cost	3,118,827	2,091,405
Carrying value [member] | Financing received from the Argentine Central Bank and other financial institutions
Fair value measurement
Financial liabilities at amortised cost	9,017,597	12,334,083
Carrying value [member] | Unsubordinated Negotiable Obligations
Fair value measurement
Financial liabilities at amortised cost	6,086,475	14,317,445
Carrying value [member] | Subordinated negotiable obligations [member]
Fair value measurement
Financial liabilities at amortised cost	2,119,888	2,128,759
Carrying value [member] | Cash and due from banks
Financial Assets
Financial assets at amortised cost	26,373,189	51,806,375
Carrying value [member] | Other financial assets
Financial Assets
Financial assets at amortised cost	995,335	2,588,976
Carrying value [member] | Loans and other financing [member]
Financial Assets
Financial assets at amortised cost	88,010,011	118,771,635
Carrying value [member] | Other debt securities
Financial Assets
Financial assets at amortised cost	3,287,385	6,458,727
Carrying value [member] | Financial assets in guarantee
Financial Assets
Financial assets at amortised cost	409,164	191,701
At fair value [member]
Financial Assets
Financial assets at amortised cost	122,785,359	199,583,014
Fair value measurement
Financial liabilities at amortised cost	109,736,734	172,197,562
At fair value [member] | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	31,147,859	61,053,722
Fair value measurement
Financial liabilities at amortised cost	11,948,838	16,487,086
At fair value [member] | Level 3 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	91,637,500	138,529,292
Fair value measurement
Financial liabilities at amortised cost	97,787,896	155,710,476
At fair value [member] | Deposits [member]
Fair value measurement
Financial liabilities at amortised cost	89,009,817	145,629,417
At fair value [member] | Deposits [member] | Level 3 of fair value hierarchy [member]
Fair value measurement
Financial liabilities at amortised cost	89,009,817	145,629,417
At fair value [member] | Repo transactions
Fair value measurement
Financial liabilities at amortised cost	319,817
At fair value [member] | Repo transactions | Level 1 of fair value hierarchy [member]
Fair value measurement
Financial liabilities at amortised cost	319,817
At fair value [member] | Other financial liabilities
Fair value measurement
Financial liabilities at amortised cost	3,174,432	2,091,405
At fair value [member] | Other financial liabilities | Level 1 of fair value hierarchy [member]
Fair value measurement
Financial liabilities at amortised cost	3,174,432	2,091,405
At fair value [member] | Financing received from the Argentine Central Bank and other financial institutions
Fair value measurement
Financial liabilities at amortised cost	8,778,079	10,134,114
At fair value [member] | Financing received from the Argentine Central Bank and other financial institutions | Level 1 of fair value hierarchy [member]
Fair value measurement
Financial liabilities at amortised cost		53,055
At fair value [member] | Financing received from the Argentine Central Bank and other financial institutions | Level 3 of fair value hierarchy [member]
Fair value measurement
Financial liabilities at amortised cost	8,778,079	10,081,059
At fair value [member] | Unsubordinated Negotiable Obligations
Fair value measurement
Financial liabilities at amortised cost	6,086,475	12,232,833
At fair value [member] | Unsubordinated Negotiable Obligations | Level 1 of fair value hierarchy [member]
Fair value measurement
Financial liabilities at amortised cost	6,086,475	12,232,833
At fair value [member] | Subordinated negotiable obligations [member]
Fair value measurement
Financial liabilities at amortised cost	2,368,114	2,109,793
At fair value [member] | Subordinated negotiable obligations [member] | Level 1 of fair value hierarchy [member]
Fair value measurement
Financial liabilities at amortised cost	2,368,114	2,109,793
At fair value [member] | Cash and due from banks
Financial Assets
Financial assets at amortised cost	26,373,189	51,806,375
At fair value [member] | Cash and due from banks | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	26,373,189	51,806,375
At fair value [member] | Other financial assets
Financial Assets
Financial assets at amortised cost	995,335	2,588,976
At fair value [member] | Other financial assets | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	995,335	2,588,976
At fair value [member] | Loans and other financing [member]
Financial Assets
Financial assets at amortised cost	91,637,500	138,529,292
At fair value [member] | Loans and other financing [member] | Level 3 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	91,637,500	138,529,292
At fair value [member] | Other debt securities
Financial Assets
Financial assets at amortised cost	3,370,171	6,466,670
At fair value [member] | Other debt securities | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	3,370,171	6,466,670
At fair value [member] | Financial assets in guarantee
Financial Assets
Financial assets at amortised cost	409,164	191,701
At fair value [member] | Financial assets in guarantee | Level 1 of fair value hierarchy [member]
Financial Assets
Financial assets at amortised cost	$ 409,164	$ 191,701